STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

October 3, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Goodwood SMID Long/Short Fund, a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298
Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Goodwood SMID Long/Short Fund do not differ from those contained in Post-Effective Amendment No. 276 to the Trust's Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on September 28, 2017.

If you have any questions concerning the foregoing, please do not hesitate to contact me at 252-984-3802.

Yours truly,

/s/ Matthew J. Beck
Matthew J. Beck

cc:	Betselot Zeleke Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549
Terrence O. Davis, Esq.
1180  West Peachtree Street, Suite 1800
Atlanta, GA  30309
404-817-8531